Equity affiliates, other investments and related parties - Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Associates
Non current assets	$ 182,322	$ 186,453	$ 188,029
Current assets	111,136	79,679	85,265
TOTAL ASSETS	293,458	266,132	273,294
Shareholder's equity	114,999	106,085	119,305	$ 118,114
Non current liabilities	83,357	95,371	83,745
Current liabilities	95,102	64,676	70,244
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	293,458	266,132	273,294
Revenues from sales	184,634	119,704	176,249
NET INCOME	16,366	(7,336)	11,438
Other comprehensive income	(1,446)	1,230	(781)
Equity value	26,521	22,847	23,123
Profit/(loss)	3,438	452	3,406
Share of Other Comprehensive Income, net amount	706	(1,831)	408
Saudi Aramco Total Refining & Petrochemical Company | Refining & Chemicals
Associates
Non current assets	10,264	10,698	10,976
Current assets	2,221	1,211	1,793
TOTAL ASSETS	12,485	11,909	12,769
Shareholder's equity	1,164	1,256	2,113
Non current liabilities	7,322	7,994	8,098
Current liabilities	3,999	2,659	2,558
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	12,485	11,909	12,769
Revenues from sales	11,123	6,031	10,522
NET INCOME	(245)	(686)	(171)
Other comprehensive income	$ 155	$ (171)	$ (124)
% owned	37.50%	37.50%	37.50%
Equity value	$ 437	$ 471	$ 792
Profit/(loss)	(92)	(257)	(64)
Share of Other Comprehensive Income, net amount	$ 116	(128)	(33)
Refinery production capacity (in barrels per day) | item	460,000
Qatar | Refining & Chemicals
Associates
Non current assets	$ 3,909	4,105	4,160
Current assets	1,908	1,521	1,571
TOTAL ASSETS	5,817	5,626	5,731
Shareholder's equity	2,693	2,717	2,676
Non current liabilities	1,906	2,171	2,150
Current liabilities	1,218	738	905
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	5,817	5,626	5,731
Revenues from sales	9,266	5,222	8,225
NET INCOME	649	91	42
Other comprehensive income	(5)		111
Equity value	693	716	706
Profit/(loss)	174	57	91
Share of Other Comprehensive Income, net amount	13	(16)	14
Dividends paid to TotalEnergies	$ 199	63	159
Qatar Petrochemical Company Q.S.C. (QAPCO) | Refining & Chemicals
Associates
% owned	20.00%
Qatofin Company Limited | Refining & Chemicals
Associates
% owned	49.09%
Laffan Refinery Company Limited | Refining & Chemicals
Associates
% owned	10.00%
Laffan Refinery Company Limited 2 | Refining & Chemicals
Associates
% owned	10.00%
Exploration and production activities | Novatek
Associates
Non current assets	$ 26,954	23,748	24,081
Current assets	8,208	4,170	6,898
TOTAL ASSETS	35,162	27,918	30,979
Shareholder's equity	25,944	22,160	24,884
Non current liabilities	3,246	3,164	3,727
Current liabilities	5,972	2,594	2,368
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	35,162	27,918	30,979
Revenues from sales	15,876	9,733	13,227
NET INCOME	5,871	1,759	8,260
Other comprehensive income	$ (82)	$ (3,206)	$ 1,807
% owned	19.40%	19.40%	19.40%
Equity value	$ 6,243	$ 5,596	$ 6,469
Including goodwill and identifiable assets	1,210	1,297	1,641
Profit/(loss)	1,065	264	1,508
Share of Other Comprehensive Income, net amount	446	(1,409)	634
Dividends paid to TotalEnergies	387	229	266
TotalEnergies share of equity associate's market value	13,452
Exploration and production activities | Liquefaction entities
Associates
Non current assets	39,348	34,273	30,578
Current assets	11,075	7,537	9,994
TOTAL ASSETS	50,423	41,810	40,572
Shareholder's equity	23,867	23,403	23,640
Non current liabilities	19,659	13,608	11,445
Current liabilities	6,897	4,799	5,487
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	50,423	41,810	40,572
Revenues from sales	23,243	15,584	22,684
NET INCOME	8,056	2,416	5,692
Equity value	5,582	5,534	5,493
Including goodwill and identifiable assets	1,832	1,837	1,714
Profit/(loss)	1,024	237	637
Share of Other Comprehensive Income, net amount	85	(122)	23
Dividends paid to TotalEnergies	$ 817	406	752
Exploration and production activities | Nigeria LNG Limited
Associates
% owned	15.00%
Exploration and production activities | TotalEnergies LNG Angola
Associates
% owned	13.60%
Exploration and production activities | Yemen LNG Company Limited
Associates
% owned	39.62%
Exploration and production activities | Qatar Liquefied Gas Company Limited
Associates
% owned	10.00%
Exploration and production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned	16.70%
Exploration and production activities | Oman LNG, LLC
Associates
% owned	5.54%
Exploration and production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned	5.00%
Exploration and production activities | Arctic LNG 2 LLC
Associates
% owned	10.00%
Exploration and production activities | PetroCedeno
Associates
Non current assets		4,008	3,994
Current assets		6,428	7,457
TOTAL ASSETS		10,436	11,451
Shareholder's equity		4,548	4,548
Non current liabilities		73	76
Current liabilities		5,815	6,827
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY		10,436	11,451
Revenues from sales		$ 66	356
NET INCOME			$ (33)
% owned		30.32%	30.32%
Equity value		$ 1,379	$ 1,379
Profit/(loss)			$ (10)
Renewables and Electricity activities | Adani Green Energy Limited (AGEL)
Associates
Non current assets	$ 6,223
Current assets	1,042
TOTAL ASSETS	7,265
Shareholder's equity	316
Non current liabilities	5,560
Current liabilities	1,389
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	7,265
Revenues from sales	545
NET INCOME	35
Other comprehensive income	$ (10)
% owned	20.00%
Equity value	$ 2,102
Including goodwill and identifiable assets	2,039
Profit/(loss)	7
Share of Other Comprehensive Income, net amount	$ 6